Business Segment and Geographic Region Information Business Segment and Geographic Region Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Goodwill	$ 14,211	$ 5,537	$ 5,454
Other intangible assets	7,468	2,192	2,272
Total assets	36,284	17,873	17,252
Capital expenditures for property, plant and equipment	593	568	394
Depreciation of property, plant and equipment	381	367	369
Electrical Products [Member]
Segment Reporting Information [Line Items]
Goodwill	5,874	1,870
Total assets	3,284	1,653	1,739
Capital expenditures for property, plant and equipment	108	76	77
Depreciation of property, plant and equipment	78	74	76
Hydraulics [Member]
Segment Reporting Information [Line Items]
Goodwill	1,404	1,116
Total assets	1,427	1,265	1,080
Capital expenditures for property, plant and equipment	60	70	45
Depreciation of property, plant and equipment	61	54	52
Aerospace [Member]
Segment Reporting Information [Line Items]
Goodwill	1,045	1,040
Total assets	806	754	726
Capital expenditures for property, plant and equipment	27	21	21
Depreciation of property, plant and equipment	26	26	25
All Segments [Member]
Segment Reporting Information [Line Items]
Other intangible assets	9,664	6,697	6,478
Capital expenditures for property, plant and equipment	390	380	294
Depreciation of property, plant and equipment	343	338	341
Corporate [Member]
Segment Reporting Information [Line Items]
Total assets	4,941	3,447	3,048
Capital expenditures for property, plant and equipment	203	188	100
Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation of property, plant and equipment	38	29	28
Electrical Systems and Services [Member]
Segment Reporting Information [Line Items]
Goodwill	5,531	1,154
Total assets	2,449	1,242	1,163
Capital expenditures for property, plant and equipment	47	41	31
Depreciation of property, plant and equipment	42	37	35
Vehicle [Member]
Segment Reporting Information [Line Items]
Goodwill	357	357
Total assets	1,698	1,783	1,770
Capital expenditures for property, plant and equipment	148	172	120
Depreciation of property, plant and equipment	$ 136	$ 147	$ 153